Schedule of Investments (unaudited)
June 30, 2022
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alaska — 0.4%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, 0.92%, 07/07/22(a)	USD	100	$ 100,000
Arizona — 1.3%
City of Avondale, RB, 5.00%, 07/01/22		150	150,016
City of Phoenix IDA, RB, Series B, VRDN, 0.59%, 07/01/22(a)		200	200,000
			350,016
California — 5.5%
City of Los Angeles, TRAN, 4.00%, 06/29/23(b)		400	408,099
East Bay Municipal Utility District, TECP, 1.00%, 08/03/22		400	399,963
Los Angeles County Sanitation Districts Financing Authority, RB, Series A, 5.00%, 10/01/22		250	252,362
San Diego City Public Facilities Water Revenue, TECP, 1.20%, 09/08/22		400	399,884
			1,460,308
Colorado — 0.6%
City of Colorado Springs Utilities System Revenue, RB, Series C, VRDN, 0.88%, 07/07/22(a)		150	150,000
Connecticut — 1.5%
Connecticut Housing Finance Authority
RB, Sub-Series A-3, VRDN, 0.90%, 07/07/22(a)		200	200,000
Refunding RB, Sub-Series C-3, VRDN, 0.90%, 07/07/22(a)		100	100,000
State of Connecticut, GO, Refunding, Series D, 4.00%, 09/15/22		100	100,527
			400,527
District of Columbia — 1.5%
District of Columbia, Refunding RB, VRDN, 0.91%, 07/07/22(a)		405	405,000
Florida — 0.7%
County of St. Lucie, Refunding RB, VRDN, 0.70%, 07/01/22(a)		100	100,000
Orlando Utilities Commission, Refunding RB, Series B, VRDN, 0.91%, 07/07/22(a)		100	100,000
			200,000
Illinois — 3.0%
City of Aurora, Refunding RB, VRDN, 0.91%, 07/07/22(a)		100	100,000
County of Cook, GO, Refunding, Series B, 4.00%, 11/15/22		200	201,930
Illinois Finance Authority
Refunding RB, Sub-Series C3A, VRDN, 0.92%, 07/07/22(a)		400	400,000
Refunding RB, VRDN, 0.61%, 07/01/22(a)		100	100,000
			801,930
Iowa — 0.4%
Iowa Finance Authority, RB, VRDN, (GNMA/FNMA/FHLMC), 0.84%, 07/07/22(a)		100	100,000
Louisiana — 3.5%
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, 0.95%, 07/07/22(a)		715	715,000
Louisiana Public Facilities Authority, Refunding RB, VRDN, 0.95%, 07/07/22(a)		230	230,000
			945,000
Maryland — 0.6%
Maryland EDC, RB, Series A, VRDN, 0.87%, 07/07/22(a)		150	150,000
Massachusetts — 3.7%
Massachusetts Development Finance Agency, RB, VRDN, 0.90%, 07/07/22(a)		700	700,000
Security		Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB, VRDN, 0.92%, 07/07/22(a)	USD	200	$ 200,000
Massachusetts Water Resources Authority, Refunding RB, Series A-3, VRDN, 0.88%, 07/07/22(a)		100	100,000
			1,000,000
Michigan — 2.5%
Michigan State University, RB, Series 2000-A, VRDN, 0.93%, 07/07/22(a)		300	300,000
Oakland University, Refunding RB, VRDN, 0.90%, 07/07/22(a)		145	145,000
University of Michigan, Refunding RB, Series D-2, VRDN, 0.83%, 07/07/22(a)		230	230,000
			675,000
Minnesota — 4.4%
County of Hennepin, GO, Refunding, Series B, VRDN, 0.90%, 07/07/22(a)		685	685,000
University of Minnesota, TECP, 1.20%, 07/22/22		500	500,015
			1,185,015
Mississippi — 3.6%
Mississippi Business Finance Corp.
RB, Series B, VRDN, 0.63%, 07/01/22(a)		800	800,000
RB, Series G, VRDN, 0.63%, 07/01/22(a)		150	150,000
			950,000
Missouri — 2.1%
City of Kansas City, Refunding RB, Series E, VRDN, 0.91%, 07/07/22(a)		550	550,000
Nebraska — 2.0%
Nebraska Investment Finance Authority, RB, Series C, VRDN, (GNMA/FNMA/FHLMC), 0.95%, 07/07/22(a)		125	125,000
Omaha Public Power District
TECP, 1.25%, 07/20/22		100	99,997
TECP, 1.20%, 09/07/22		300	299,915
			524,912
Nevada — 0.8%
County of Clark Department of Aviation
Refunding RB, Series D-2B, VRDN, 0.91%, 07/07/22(a)		100	100,000
Refunding RB, Series D-3, VRDN, 0.91%, 07/07/22(a)		100	100,000
			200,000
New York — 21.0%
Battery Park City Authority, Refunding RB, Series D-1, VRDN, 0.86%, 07/07/22(a)		300	300,000
Build NYC Resource Corp., Refunding RB, VRDN, 0.91%, 07/07/22(a)		135	135,000
City of New York
GO, Sub-Series B-5, VRDN, 0.62%, 07/01/22(a)		300	300,000
GO, Sub-Series I-3, VRDN, 0.86%, 07/07/22(a)		100	100,000
New York City Housing Development Corp., RB, VRDN, 0.90%, 07/07/22(a)		300	300,000
New York City Municipal Water Finance Authority
RB, Series BB, VRDN, 0.64%, 07/01/22(a)		300	300,000
RB, Series CC, VRDN, 0.90%, 07/07/22(a)		500	500,000
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Sub-Series C, VRDN, 0.65%, 07/01/22(a)		285	285,000
Refunding RB, VRDN, 0.60%, 07/01/22(a)		100	100,000
New York State Energy Research & Development Authority
Refunding RB, Sub-Series A-1, VRDN, 0.87%, 07/07/22(a)		175	175,000
Refunding RB, Sub-Series A-3, VRDN, 0.86%, 07/07/22(a)		255	255,000

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
New York State HFA
RB, Series A, VRDN, 0.90%, 07/07/22(a)	USD	900	$ 900,000
RB, VRDN, 0.91%, 07/07/22(a)		650	650,000
RB, VRDN, 0.93%, 07/07/22(a)		100	100,000
New York State Urban Development Corp., Refunding RB, VRDN, 0.92%, 07/07/22(a)		500	500,000
Port Authority of New York & New Jersey
TECP, 1.45%, 08/31/22		100	100,008
TECP, 1.47%, 09/07/22		210	210,020
State of New York Mortgage Agency, Refunding RB, Series 2, VRDN, 0.90%, 07/07/22(a)		400	400,000
			5,610,028
North Carolina — 2.3%
Charlotte-Mecklenburg Hospital Authority, RB, Series E, VRDN, (AGM), 0.61%, 07/01/22(a)		325	325,000
University of North Carolina at Chapel Hill, Refunding RB, Series A, VRDN, 0.61%, 07/01/22(a)		300	300,000
			625,000
Ohio — 6.1%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, 0.91%, 07/07/22(a)		395	395,000
County of Franklin
RB, Series D, VRDN, 0.86%, 07/07/22(a)		100	100,000
RB, VRDN, 0.88%, 07/07/22(a)		180	180,000
Refunding RB, VRDN, 0.85%, 07/07/22(a)		150	150,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, 0.85%, 07/07/22(a)		500	500,000
Ohio State University, RB, Series B-1, VRDN, 0.90%, 07/07/22(a)		300	300,000
			1,625,000
Pennsylvania — 1.2%
General Authority of Southcentral Pennsylvania, Refunding RB, VRDN, 0.65%, 07/01/22(a)		200	200,000
Owen J. Roberts School District, GO, Refunding, (State Aid Withholding), 4.00%, 09/01/22		125	125,530
			325,530
South Carolina — 0.8%
Charleston Public Facilities Corp., RB, 5.00%, 09/01/22		200	201,239
South Dakota — 3.0%
South Dakota HDA, Refunding RB, Series B, VRDN, 0.90%, 07/07/22(a)		800	800,000
Tennessee — 2.2%
Metropolitan Government Nashville & Davidson County, TECP, 1.12%, 08/04/22		400	400,019
Public Building Authority of Sevier County, RB, VRDN, (County GTD), 0.93%, 07/07/22(a)		200	200,000
			600,019
Security		Par (000)	Value
Texas — 15.4%
City of Austin Water & Wastewater System Revenue, Refunding RB, VRDN, 0.92%, 07/07/22(a)	USD	900	$ 900,000
City of Houston Combined Utility System Revenue
Refunding RB, Series C, VRDN, 0.92%, 07/07/22(a)		200	200,000
Refunding RB, VRDN, 0.92%, 07/07/22(a)		200	200,000
Dallas ISD, GO, (GTD-PSF), 5.00%, 02/15/23		200	204,313
Garland, TECP, 1.55%, 09/15/22		400	400,042
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, 0.67%, 07/01/22(a)		500	500,000
Harris County Health Facilities Development Corp., Refunding RB, VRDN, 0.67%, 07/01/22(a)		200	200,000
Lower Neches Valley Authority IDC, RB, VRDN, 0.63%, 07/01/22(a)		300	300,000
Permanent University Fund - University of Texas System, Refunding RB, Series A, VRDN, 0.85%, 07/07/22(a)		115	115,000
Port of Port Arthur Navigation District, Refunding RB, VRDN, 0.95%, 07/07/22(a)		200	200,000
Red River Education Finance Corp., RB, VRDN, 1.00%, 07/07/22(a)		500	500,000
State of Texas
GO, Series B, VRDN, 0.95%, 07/07/22(a)		285	285,000
GO, VRDN, 0.98%, 07/07/22(a)		100	100,000
			4,104,355
Utah — 0.6%
Utah Water Finance Agency, RB, Series B-2, VRDN, 0.95%, 07/07/22(a)		160	160,000
Virginia — 4.9%
Fairfax County IDA, Refunding RB, VRDN, 0.91%, 07/07/22(a)		320	320,000
Loudoun County EDA
RB, Series A, VRDN, 0.90%, 07/07/22(a)		200	200,000
RB, Series F, VRDN, 0.87%, 07/07/22(a)		800	800,000
			1,320,000
Washington — 2.6%
County of King, TECP, 0.95%, 07/13/22		300	300,005
University of Washington, TECP, 1.10%, 08/03/22		400	399,963
			699,968
Wisconsin — 1.1%
Wisconsin Housing & EDA, RB, Series D, VRDN, (FNMA COL), 0.90%, 07/07/22(a)		300	300,000
Total Investments — 99.3% (Cost: $26,520,059)			26,518,847
Other Assets Less Liabilities — 0.7%			188,511
Net Assets — 100.0%			$ 26,707,358
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	When-issued security.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series V Portfolio
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 26,518,847	$ —	$ 26,518,847
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDC	Industrial Development Corp.
ISD	Independent School District
RB	Revenue Bonds
TECP	Tax-Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note
VRDN	Variable Rate Demand Note
3